Property, Plant and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COST OR REVALUED AMOUNT
Beginning balance	$ 574,693	$ 195,109
Ending balance	596,137	574,693	$ 195,109
NET BOOK VALUE
Balance	596,137	574,693	195,109
Properties [Member]
NET BOOK VALUE
Balance	594,338	574,099	194,635
Leasehold improvement [Member]
NET BOOK VALUE
Balance	1,448
Computer equipment [Member]
NET BOOK VALUE
Balance	89	91	122
Right-of-use assets [Member]
NET BOOK VALUE
Balance	262	503	352
COST OR REVALUED AMOUNT [Member]
COST OR REVALUED AMOUNT
Beginning balance	575,002	195,245	173,345
Additions	1,749	372,613	15,448
Acquisition of subsidiaries (note 36)			333
Eliminated on revaluation	(14,909)	(11,174)	(2,688)
Surplus on revaluation	14,909	20,629	9,041
Exchange realignment	20,192	(2,099)	(234)
Ending balance	596,943	575,002	195,245
Disposal of subsidiaries		(212)
COST OR REVALUED AMOUNT [Member] | Properties [Member]
COST OR REVALUED AMOUNT
Beginning balance	574,099	194,635	173,126
Additions		372,061	15,391
Acquisition of subsidiaries (note 36)
Eliminated on revaluation	(14,909)	(11,174)	(2,688)
Surplus on revaluation	14,909	20,629	9,041
Exchange realignment	20,239	(2,052)	(235)
Ending balance	594,338	574,099	194,635
Disposal of subsidiaries
COST OR REVALUED AMOUNT [Member] | Leasehold improvement [Member]
COST OR REVALUED AMOUNT
Beginning balance
Additions	1,749
Acquisition of subsidiaries (note 36)
Eliminated on revaluation
Surplus on revaluation
Exchange realignment	(78)
Ending balance	1,671
Disposal of subsidiaries
COST OR REVALUED AMOUNT [Member] | Computer equipment [Member]
COST OR REVALUED AMOUNT
Beginning balance	140	138
Additions		8	57
Acquisition of subsidiaries (note 36)			80
Eliminated on revaluation
Surplus on revaluation
Exchange realignment	9	(6)	1
Ending balance	149	140	138
Disposal of subsidiaries
COST OR REVALUED AMOUNT [Member] | Right-of-use assets [Member]
COST OR REVALUED AMOUNT
Beginning balance	763	472	219
Additions		544
Acquisition of subsidiaries (note 36)			253
Eliminated on revaluation
Surplus on revaluation
Exchange realignment	22	(41)
Ending balance	785	763	472
Disposal of subsidiaries		(212)
ACCUMULATED DEPRECIATION [Member]
COST OR REVALUED AMOUNT
Beginning balance	309	136
Eliminated on revaluation	(14,909)	(11,174)	(2,688)
Exchange realignment	(49)	(220)
Ending balance	806	309	136
Disposal of subsidiaries		(145)
ACCUMULATED DEPRECIATION
Charge for the year	15,455	11,712	2,824
ACCUMULATED DEPRECIATION [Member] | Properties [Member]
COST OR REVALUED AMOUNT
Beginning balance
Eliminated on revaluation	(14,909)	(11,174)	(2,688)
Exchange realignment		(234)
Ending balance
Disposal of subsidiaries
ACCUMULATED DEPRECIATION
Charge for the year	14,909	11,408	2,688
ACCUMULATED DEPRECIATION [Member] | Leasehold improvement [Member]
COST OR REVALUED AMOUNT
Beginning balance
Eliminated on revaluation
Exchange realignment	(30)
Ending balance	223
Disposal of subsidiaries
ACCUMULATED DEPRECIATION
Charge for the year	253
ACCUMULATED DEPRECIATION [Member] | Computer equipment [Member]
COST OR REVALUED AMOUNT
Beginning balance	49	16
Eliminated on revaluation
Exchange realignment	(18)	2
Ending balance	60	49	16
Disposal of subsidiaries
ACCUMULATED DEPRECIATION
Charge for the year	29	31	16
ACCUMULATED DEPRECIATION [Member] | Right-of-use assets [Member]
COST OR REVALUED AMOUNT
Beginning balance	260	120
Eliminated on revaluation
Exchange realignment	(1)	12
Ending balance	523	260	120
Disposal of subsidiaries		(145)
ACCUMULATED DEPRECIATION
Charge for the year	$ 264	$ 273	$ 120